OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 21 -	OPERATING SEGMENTS

A.
General information:

Since inception date, the operation of the Group has been conducted through one operating segment, (i.e., sales of medical cannabis products and other products) to customers through certain geographical areas (i.e. Israel and Germany).

	Israel	Germany	Adjustments	Total
Year ended December 31, 2025

Revenue	$18,383	$36,348	$-	$54,731

Segment loss	$(6,839)	$(1,674)	$-	$(8,513)

Unallocated corporate expenses			$(3,074)	$(3,074)

Total operating loss				$(11,587)

Depreciation, amortization and impairment	$7,175	$1,168	$-	$8,343

Year ended December 31, 2024

Revenue	$38,523	$15,508	$-	$54,031

Segment loss (income)	$(9,314)	$942	$-	$(8,372)

Unallocated corporate expenses			$(1,862)	$(1,862)

Total operating loss				$(10,234)

Depreciation, amortization and impairment	$2,509	$170	$-	$2,679

Year ended December 31, 2023

Revenue	$43,316	$5,488	$-	$48,804

Segment loss	$(6,627)	$(1,615)	$-	$(8,242)

Unallocated corporate expenses			$(4,550)	$(4,550)

Total operating loss				$(12,792)

Depreciation, amortization and impairment	$2,823	$173	$-	$2,996

B.
Major customers

During the years ended December 31, 2025 and 2024, the Company had major customers which accounted for approximately 13% and 32% of the Group's total revenue, respectively. During the year ended December 31, 2023, the Company had no customers that exceeded 10% of the Group's total revenue.